                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai

Address: 1220 Roosevelt
         Suite 200
         Irvine, CA 92620-3667

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadim A. Kazi
Title: Attorney-In-Fact for Mohnish Pabrai
Phone: (312) 876-7990

Signature, Place, and Date of Signing:


           /s/ Nadim A. Kazi              Chicago, IL             May 16, 2011
------------------------------------   ---------------------   -----------------
            Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         15
Form I3F Information Table Value Total:   $307,489
                                        (thousands)

List of Other Included Managers:              NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

       COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------------- --------------------- ---------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                                                                   SHRS OR  SH/   PUT/  INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER     TITLE OF CLASS   CUSIP   VALUE (X$1000)  PRN AMT  PRN   CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------- -------------- --------- -------------- --------- --- ------- ---------- -------- --------- ------ ----
Air Transport Services
Group, Inc.               COM            00922R105      11,985    1,418,400 SH          Sole       None     1,418,400
Berkshire Hathaway        B              084670207         276        3,301 SH          Sole       None         3,301
Brookfield Properties     COM            112900105      41,806    2,359,266 SH          Sole       None     2,359,266
Brookfield Infrastructure
Partners                  LP INT UNIT    G16252101      39,324    1,769,760 SH          Sole       None     1,769,760
CapitalSource Inc.        COM            14055X102      19,804    2,813,141 SH          Sole       None     2,813,141
Cresud S A C I F Y A      SPON ADR       226406106      23,283    1,286,361 SH          Sole       None     1,286,361
Goldman Sachs Group Inc.  COM            38141GDG6      17,583      110,864 SH          Sole       None       110,864
Horsehead Hldg Corp.      COM            440694305      23,145    1,357,498 SH          Sole       None     1,357,498
International Coal Group,
Inc.                      COM            45928H106      28,069    2,483,970 SH          Sole       None     2,483,970
Pinnacle Airlines Corp.   COM            723443107      11,419    1,985,902 SH          Sole       None     1,985,902
Posco                     SPON ADR       693483109       7,349       64,301 SH          Sole       None        64,301
Potash Corp.              COM            73755L107      58,627      994,854 SH          Sole       None       994,854
Terex Corp                COM            880779103      12,786      345,186 SH          Sole       Non        345,186
Wells Fargo & Co.         COM            949746101      11,873      374,415 SH          Sole       None       374,415
WTS Wells Fargo & Co.     COM            949746119         160       14,128 SH  Warrant Sole       None        14,128